SUBSEQUENT EVENTS (Narrative) (Details)	1 Months Ended				2 Months Ended	12 Months Ended
	Feb. 14, 2019 CAD ($) shares	Oct. 31, 2018 $ / shares shares	Dec. 31, 2017 CAD ($)	Oct. 31, 2017 CAD ($)	Jul. 31, 2016 CAD ($)	Dec. 31, 2018 CAD ($) Share $ / shares shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Number of share options granted in share-based payment arrangement | Share						1,850,000
Weighted average exercise price of share options granted in share-based payment arrangement						$ 0.09
Gross and net proceeds from issuance of shares			$ 647,000	$ 2,538,000	$ 995,800		$ 2,332,000	$ 884,000
Four arms length US accredited investors [Member]
Statements Line Items
Stock issued price per share | $ / shares		$ 0.06
Common shares issued for conversion of convertible securities | shares		12,999,998
Events after reporting period [Member]
Statements Line Items
Conversion of secured loans, amount converted						$ 3,500,000
Conversion of secured loans, shares issued | shares						58,333,332
Events after reporting period [Member] | Four arms length US accredited investors [Member]
Statements Line Items
Conversion of convertible debt, amount converted	$ 780,000
Conversion of convertible debt, shares issued | shares	12,999,998
Events after reporting period [Member] | Senior officer
Statements Line Items
Number of share options granted in share-based payment arrangement | Share						3,500,000
Weighted average exercise price of share options granted in share-based payment arrangement						$ 0.06
Events after reporting period [Member] | Private placement
Statements Line Items
Number of share options granted in share-based payment arrangement | Share						33,052,334
Stock issued price per share | $ / shares						$ 0.06
Gross and net proceeds from issuance of shares						$ 1,983,000